Note 2 - Basis of Presentation and Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Disclosure Text Block [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
	Quoted Prices in Active Markets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Fair Value

September 30, 2014
Derivative liabilities - warrants	$-	$-	$3,169,679	$3,169,679

December 31, 2013
Derivative liabilities - warrants	$-	$-	$3,747,858	$3,747,858

	Quoted Prices in Active Markets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Fair Value

At December 31, 2013:
Derivative liability - warrants	$-	$-	$3,747,858	$3,747,858
Derivative liability - conversion option	-	-	-	-

At December 31, 2012:
Derivative liability - warrants	$-	$-	$2,128,302	$2,128,302
Derivative liability - conversion option	-	-	789	789

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
	As of September 30,
	2014	2013

Stock options	7,554,725	6,739,877
Warrants	13,327,115	12,203,489
Shares under convertible note agreements	-	542,325
	20,881,840	19,485,691

	As of December 31,
	2013	2012

Stock options	7,430,225	6,432,127
Warrants	12,136,865	8,763,836
Shares under convertible note agreements	542,325	4,454,362
	20,109,415	19,650,325